Investment Portfolioas of February 28, 2025 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 101.6%
Alabama 5.0%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,352,766
Series C-1, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052, GTY: Goldman Sachs Group, Inc.	7,000,000	7,045,753
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,623,954
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC	3,000,000	3,249,761
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,327,523
5.25%, 10/1/2041	1,500,000	1,647,195
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,793,524
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, LIQ: Royal Bank of Canada	8,490,000	8,994,066
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,536,665
		38,571,207
Alaska 0.2%
Alaska, State General Obligation, Series A, 5.0%, 8/1/2029 (a)	1,300,000	1,404,475
Arizona 3.5%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,041,299
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	656,193
Series A, 5.0%, 2/1/2031	1,200,000	1,327,999
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,235,020
Series A, 5.0%, 1/1/2029	1,605,000	1,741,403
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	3,993,798	3,843,962
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,422,688
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS: AGC	1,500,000	1,672,875
Series A, 5.25%, 8/1/2043, INS: AGC	2,750,000	3,029,770
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	4,000,000	3,934,323
Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,024,345

Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,620,517
Series D, 5.0%, 12/1/2040	1,500,000	1,662,216
Series D, 5.0%, 12/1/2041	1,000,000	1,098,087
		27,310,697
California 7.5%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,059,466
Series E, 5.0%, 10/1/2029	1,000,000	1,056,884
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2044 (a)	1,675,000	1,757,029
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, SIFMA Municipal Swap Index + 0.3%, 2.16% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,962,237
Series C, SIFMA Municipal Swap Index + 0.45%, 2.31% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	995,915
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,015,000	5,512,644
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,401,072
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	1,000,000	1,032,933
California, Moreland School District, General Obligation:
Series B, 5.0%, 8/1/2039 (a)	1,000,000	1,156,591
Series B, 5.0%, 8/1/2040 (a)	1,025,000	1,179,732
California, South San Francisco Unified School District, General Obligation:
5.0%, 9/1/2036 (a)	1,010,000	1,185,102
5.0%, 9/1/2037 (a)	1,100,000	1,282,341
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,138,679	7,808,702
California, University of California Revenue, Series BS, 5.0%, 5/15/2041	2,000,000	2,263,430
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2041	2,750,000	3,028,821
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series H, AMT, 5.5%, 5/15/2036	1,820,000	2,022,400
Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,524,142
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,346,105
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation, Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,232,857
		57,808,403
Colorado 3.3%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AGMC	1,075,000	1,193,444
Series A, 5.0%, 12/1/2042, INS: AGMC	1,525,000	1,682,917
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,378,000	1,125,246
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,082,334
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	1,020,000	1,031,624
“III", Series L, 5.75%, 11/1/2053	4,545,000	4,876,593
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,416,971
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,573,275

Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	512,793
5.0%, 12/1/2033	500,000	509,429
5.0%, 12/1/2034	1,000,000	1,017,854
		25,022,480
Connecticut 1.3%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	991,407
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,077,451
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	585,000	586,474
Series D, 6.25%, 5/15/2054	1,895,000	2,071,095
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 7/1/2028	3,000,000	3,224,153
Series A, 5.0%, 7/1/2038	1,565,000	1,757,101
		9,707,681
Florida 4.5%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,474,771
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,528,152
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	1,915,000	1,938,633
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,740,951
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,895,000	1,833,814
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	785,000	742,118
Series A, 5.0%, 6/15/2035	1,000,000	1,020,646
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	2,085,000	2,231,499
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	6,000,000	6,085,687
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,065,469
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,165,960
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	750,000	749,963
144A, 4.85%, 5/1/2038	1,000,000	1,039,583
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,729,972
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	435,000	440,354
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,374,826
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	804,415
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	950,000	921,985
		34,888,798
Georgia 5.6%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,016,646
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,400,717
Carroll City & County, GA, State Hospital Authority Revenue, Tanner Medical Center Obligated Group, 5.0%, 7/1/2041 (a)	1,400,000	1,570,728

Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	204,807
Series B, 4.0%, 4/1/2033	200,000	204,490
Series B, 4.0%, 4/1/2034	250,000	255,329
Series B, 4.0%, 4/1/2035	225,000	229,448
Series B, 4.0%, 4/1/2036	250,000	254,224
Georgia, Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System Obligated Group, 5.0%, 10/15/2030	1,375,000	1,518,055
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,270,552
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup Global Markets	10,000,000	10,080,071
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,226,358
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,144,492
Series A, 5.0%, Mandatory Put 6/1/2032 @ 100, 6/1/2055, GTY: TD Bank NA	1,500,000	1,617,843
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,382,342
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue, Series A, 5.0%, 7/1/2043	2,665,000	2,962,790
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,197,187
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,281,604
		42,817,683
Hawaii 0.8%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,499,811
Honolulu City & County, HI, Wastewater System Revenue, Series A, 5.0%, 7/1/2038 (a)	1,250,000	1,442,258
		5,942,069
Illinois 4.2%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,113,877
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	766,170
Series C, AMT, 5.0%, 1/1/2036	500,000	534,295
5.25%, 1/1/2039, INS: BAM	825,000	927,149
5.25%, 1/1/2040, INS: BAM	1,130,000	1,260,779
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,601,537
Illinois, Elmhurst Park District, General Obligation:
5.0%, 12/15/2043	1,000,000	1,088,196
5.0%, 12/15/2044	1,250,000	1,354,900
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,635,000	5,158,933
Illinois, Metropolitan Water Reclamation District of Greater Chicago, General Obligation, Series A, 5.0%, 12/1/2042	2,500,000	2,769,011
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,106,838
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,059,518
Series B, 5.25%, 10/1/2037	2,000,000	2,220,347
5.5%, 5/1/2025	1,500,000	1,506,336
Series C, 5.5%, 10/1/2039	2,000,000	2,238,435
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,549,313
		32,255,634

Indiana 2.4%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.16% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,135,000	2,111,291
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,694,257
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,073,532
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,160,746
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,115,694
Series A, 5.0%, 10/1/2041	1,000,000	1,100,812
Indiana, Westfield-Washington Multi-School Building Corp. Revenue, Series A, 5.25%, 7/15/2041, INS: BAM	1,700,000	1,916,127
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,604,188
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,849,549
Series E, 5.5%, 3/1/2038	2,000,000	2,177,573
		18,803,769
Iowa 0.6%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2039	2,000,000	2,099,980
Series B, 6.6%, 5/15/2028	1,580,000	1,649,942
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	175,000	166,369
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B1, 4.0%, 6/1/2049	485,000	476,836
		4,393,127
Kentucky 0.6%
Kentucky, State Municipal Energy Agency Revenue, 5.0%, 1/1/2042 (a)	4,245,000	4,603,747
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,313,609
Massachusetts 2.0%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.0%, 7/1/2037	385,000	336,513
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,053,193
Series J2, 5.0%, 7/1/2034	2,000,000	2,102,128
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,406,164
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	140,000	138,086
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 1.3% (c), 3/3/2025	700,000	700,000
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,263,726
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,202,622
		15,202,432
Michigan 2.7%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,047,450

Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,367,726
AMT, 5.0%, 12/31/2032	700,000	724,628
AMT, 5.0%, 12/31/2033	1,600,000	1,654,426
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,573,632
5.5%, 11/15/2044	3,000,000	3,393,111
		20,760,973
Minnesota 0.5%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,881,807
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2041	1,500,000	1,648,096
		3,529,903
Mississippi 1.6%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,802,001
Series A, 5.0%, 10/15/2036	4,000,000	4,183,284
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,616,069
Series B, 5.0%, 8/1/2043	1,540,000	1,687,969
		12,289,323
Missouri 0.9%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	3,080,713	2,838,218
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	686,204
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,235,000	3,562,305
		7,086,727
Nebraska 0.1%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 1.6% (c), 3/3/2025, LOC: U.S. Bank NA	800,000	800,000
Nevada 0.5%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project:
Series A4, AMT, 8.125%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	350,000	361,715
Series 2025-A, 144A, AMT, 9.5%, Mandatory Put 1/1/2033 @ 100, 1/1/2065 (a)	2,500,000	2,514,995
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	770,000	755,893
		3,632,603
New Hampshire 1.0%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,904,312	2,841,829
Series 2022-1, 4.375%, 9/20/2036	3,861,128	3,885,792
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	820,099
		7,547,720
New Jersey 2.4%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	887,666

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	440,000	417,105
Series B, AMT, 3.5%, 12/1/2039	1,075,000	1,039,170
Series B, AMT, 4.0%, 12/1/2041	3,910,000	3,878,370
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,215,932
Series AA, 5.0%, 6/15/2040	1,000,000	1,119,191
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,155,978
Series C, 5.0%, 1/1/2045	3,000,000	3,277,078
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,128,485
		18,118,975
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	1,575,000	1,586,290
New York 9.9%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,713,822
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,636,247
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,228,479
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,403,631
Series C1, 5.0%, 11/15/2028	1,200,000	1,276,645
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,703,221
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2034	3,000,000	3,447,386
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	692,673
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,694,599
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,696,521
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,017,598
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,349,688
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.0%, 12/1/2043	750,000	820,091
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B, 5.0%, 5/15/2046	1,000,000	1,081,248
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,911,968
New York City, NY, General Obligation, Series D, 5.0%, 4/1/2043	1,000,000	1,090,820
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,022,456
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,351,312
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	1,500,000	1,648,924
Series D, 5.25%, 5/1/2043	5,000,000	5,582,741
Series G-1, 5.25%, 5/1/2048	2,750,000	2,990,885
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3A, 5.0%, 7/15/2035	5,000,000	5,303,070

New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	1,025,700
Series E1, 5.0%, 4/1/2038	900,000	1,012,616
Series E1, 5.0%, 4/1/2039	1,250,000	1,402,500
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,470,392
Series A, 5.0%, 9/1/2031	3,520,000	3,856,412
		76,431,645
North Carolina 0.4%
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AGMC	1,150,000	1,245,604
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	550,000	566,092
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2037	1,000,000	1,106,539
5.0%, 7/1/2038	500,000	551,796
		3,470,031
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,980,000	5,412,673
Ohio 2.3%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,194,578
Series D, 5.0%, 6/1/2040	1,120,000	1,239,572
Series D, 5.0%, 6/1/2041	1,180,000	1,295,246
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,561,420
4.0%, 12/1/2030	1,210,000	1,265,177
4.0%, 12/1/2031	1,105,000	1,150,446
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2030	1,180,000	1,324,892
Ohio, Air Quality Development Authority Revenue, Duke Enery Corp., Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,012,791
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,662,272
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,852,308
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	4,100,000	4,136,035
		17,694,737
Oklahoma 0.2%
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2042 (a)	1,500,000	1,632,427
Oregon 0.2%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	1,420,000	1,427,931
Pennsylvania 7.7%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,226,510
Lancaster County, PA, Hospital Authority, Brethren Village Project, 5.125%, 7/1/2037	1,000,000	1,006,254
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,720,000	1,753,498
5.0%, 12/1/2032	2,745,000	2,820,419

Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,652,099
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AGMC	1,025,000	1,148,289
Series A, 5.0%, 12/1/2040, INS: AGMC	1,625,000	1,802,005
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,470,000	2,146,455
Series A, 2.625%, 6/1/2042	465,000	421,389
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	317,328
Series A, 5.0%, 7/1/2031	850,000	896,109
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,333,971
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,634,507
AMT, 5.5%, 6/30/2038	3,000,000	3,288,118
AMT, 5.5%, 6/30/2039	4,000,000	4,362,615
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	380,000	379,853
Series 122, AMT, 4.0%, 10/1/2046	1,935,000	1,936,538
Series 143A, 6.25%, 10/1/2053	1,980,000	2,160,296
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2029	5,000,000	5,129,994
Series FIRST, 5.0%, 12/1/2039	860,000	963,731
Series FIRST, 5.0%, 12/1/2040	855,000	956,122
Series FIRST, 5.0%, 12/1/2041	855,000	949,906
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,186,609
Series F, Prerefunded, 5.0%, 9/1/2030	30,000	31,022
		59,503,637
Rhode Island 0.5%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,637,141
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,875,000	1,876,279
		3,513,420
South Carolina 0.6%
South Carolina, Public Service Authority Revenue, Series A, 5.0%, 12/1/2044 (a)	1,300,000	1,406,259
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	185,000	186,686
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2045	3,000,000	3,358,342
		4,951,287
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,603,428
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
0%–4.0% 4/1/2029 (d)	1,100,000	1,048,025
0%–4.0% 4/1/2030 (d)	750,000	712,484
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,809,054
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	546,141
		6,719,132

Texas 15.1%
Austin, TX, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,368,869
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,182,549
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,917,227
5.0%, 11/15/2049	1,000,000	1,076,149
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,525,286
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	1,665,000	1,777,502
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,738,289
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,335,595
Series B, 5.0%, 11/1/2040	3,500,000	3,885,522
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0%, Mandatory Put 8/15/2028 @ 100, 8/15/2053	3,015,000	3,019,723
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,148,168
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children's Hospital Obligated Group, Series A, 5.0%, 10/1/2029	1,500,000	1,638,140
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,294,603
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,619,797
Houston, TX, Airport System Revenue, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,998,063
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,815,000	3,045,956
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,673,937
5.0%, 9/1/2028	1,350,000	1,447,018
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AGMC	5,000,000	5,457,333
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,811,742
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,438,816
Texas, Aldine Independent School District:
4.0%, 2/15/2032	3,000,000	3,052,457
5.0%, 2/15/2044	2,750,000	2,990,410
Texas, Arlington Independent School District, General Obligation, 5.0%, 2/15/2042 (a)	4,000,000	4,433,094
Texas, Birdville Independent School District, General Obligation, 5.0%, 2/15/2031	2,000,000	2,235,213
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,640,898
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,788,795
5.0%, 2/15/2042	3,045,000	3,332,286
5.0%, 2/15/2043	2,625,000	2,853,764
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,864,130
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,945,671
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,069,506
Texas, San Antonio Water System Revenue:
Series B, 5.0%, 5/15/2041	2,625,000	2,921,751
Series B, 5.0%, 5/15/2042	2,000,000	2,208,037
Series B, 5.0%, 5/15/2043	2,200,000	2,416,722
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,642,382	4,447,701

Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	505,235
Series A, 4.0%, 12/31/2036	2,000,000	2,014,879
Texas, State Tech University System Revenue, Series A, 5.0%, 2/15/2045 (a)	1,200,000	1,300,494
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,606,601
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,101,390
Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2041	2,500,000	2,765,005
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project, 5.0%, 5/15/2043, INS: AGMC	3,790,000	4,114,065
		116,008,388
Utah 1.2%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,189,846
Utah, Mida Mountain Village Public Infrastructure District Tax Allocation, Series 1, 144A, 5.125%, 6/15/2054	3,000,000	3,001,022
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	835,000	919,525
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	282,206
		9,392,599
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,457,126
Virginia 2.9%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,138,261
Series A, 4.0%, 7/1/2038	4,370,000	4,464,502
Norfolk, VA, Water Revenue, Series 2025, 5.0%, 11/1/2038 (a)	1,030,000	1,161,870
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,515,321
AMT, 4.0%, 7/1/2030	1,000,000	1,010,348
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	5,005,000	5,046,790
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,186,247
		22,523,339
Washington 4.6%
Klickitat County, WA, Public Utility District No. 1 Revenue, 5.0%, 12/1/2033, INS: AGC (a)	1,345,000	1,505,677
Pierce County, WA, Pierce County School District No. 403 Bethel, General Obligation, 5.0%, 12/1/2043	1,725,000	1,893,894
Port of Seattle, WA, Revenue Bonds, Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,347,543
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.11% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	882,644
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2015-S-2A, SIFMA Municipal Swap Index + 0.2%, 2.06% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,345,597
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,575,059
4.0%, 7/1/2031	3,000,000	3,045,814
Washington, State General Obligation, Series C, 5.0%, 2/1/2046	3,000,000	3,285,060
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,378,153

Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	757,225
144A, 5.0%, 1/1/2029	840,000	848,003
144A, 5.0%, 1/1/2031	1,030,000	1,036,478
144A, 5.0%, 1/1/2033	1,050,000	1,054,120
Washington, State University Revenue, 5.0%, 4/1/2039	2,695,000	3,082,797
		35,038,064
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,485,306
Wisconsin 0.7%
Wisconsin, State General Obligation:
Series 2025-2, 5.0%, 5/1/2029	2,500,000	2,733,774
Series 1, 5.0%, 5/1/2036	650,000	763,613
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,656,089
		5,153,476
Puerto Rico 0.7%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	1,008,160
Series A1, 5.75%, 7/1/2031	1,910,000	2,133,885
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,407,707
		5,549,752
Other 0.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-051, 144A, 2.65%, 6/15/2035	7,435,000	6,461,770
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	561,956	538,546
		7,000,316
Total Municipal Investments (Cost $782,944,670)		780,763,611

	Shares	Value ($)

Open-End Investment Companies 0.5%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.43% (e) (Cost $4,168,751)	4,168,334	4,168,751

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $787,113,421)	102.1	784,932,362
Other Assets and Liabilities, Net	(2.1)	(16,475,756)
Net Assets	100.0	768,456,606
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(d)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$780,763,611	$—	$780,763,611
Open-End Investment Companies	4,168,751	—	—	4,168,751
Total	$4,168,751	$780,763,611	$—	$784,932,362

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH3
R-080548-3 (1/27)